Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
(16) Employee Benefit Plan
The Company sponsors a defined contribution retirement plan. All the Company’s employees are eligible to be enrolled in the employer-sponsored contributory retirement savings plan, which include features under Section 401(k) of the Internal Revenue Code of 1986, as amended, and provides for Company matching contributions. The Company’s contributions to the plan are determined by its Board of Directors, subject to certain minimum requirements specified in the plan. The Company has historically made matching contributions of 100% on 3% of the employee contributions, with an additional 50% match on the next 2% of employee contributions. The Company made contributions of approximately $166,000 and $78,000, respectively, during the
three months ended June 30, 2022 and 2021 and approximately $259,000 and $178,000, respectively, during the six months ended June 30, 2022 and 2021.

(16) Employee Benefit Plan
The Company sponsors a defined contribution retirement plan. All the Company’s employees are eligible to be enrolled in the employer-sponsored contributory retirement savings plan, which include features under Section 401(k) of the Internal Revenue Code of 1986, as amended, and provides for Company matching contributions. The Company’s contributions to the plan are determined by its Board of Directors, subject to certain minimum requirements specified in the plan. For the years ended December 31, 2021 and 2020 the Company made matching contributions of 100% on 3% of the employee contributions, with an additional 50% match on the next 2% of employee contributions, resulting in approximately $325,000 and $188,000, respectively, of matching contributions paid by the Company.